Variable interest entities (Tables)	12 Months Ended
Dec. 31, 2022
Variable interest entities
Schedule of variable interest entities

	At December 31,
($ in thousands)	2022	2021	2020
		(as restated)
Total assets	1,259,892	987,959	863,279
Total liabilities	(5,210)	(5,549)	(17,063)

	For the year ended December 31,
($ in thousands)	2022	2021	2020	2019
		(as restated)
Total revenue:	73,480	26,158	17,814	80,802

Cash flows:
(Proceeds)	(92,080)	(139,825)	(32,943)	9,220
Funding	291,046	224,893	20,557	165,864

Cash balance:	32,966	40,547	2,101	10,008
Restricted cash:	-	-	-	95,226

	At December 31
($ in thousands)	2022	2021	2020
		(as restated)
Total on-balance sheet exposure	16,724	16,770	15,130
Off-balance sheet - undrawn commitments	3,791	6,378	8,935
Maximum exposure to loss	20,515	23,148	24,065